Income taxes (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of amounts due to uncertainty in income taxes
Beginning of the year	$ 263	$ 2,555	$ 396
Increase resulting from tax positions taken	20	1,076	2,130
Decrease resulting from tax positions taken	(26)	(3,409)	(24)
Cumulative translation adjustments	7	41	53
End of the year	264	263	2,555
Unrecognized tax benefits that, if recognized, would affect the entity annual effective tax rate	11	12
Interest and penalties recognized	9	(17)
Accrued interest and penalties	84	73
Current deferred tax assets
Accrued expenses deductible only when disbursed	356	203
Assets
Employee postretirement benefits provision	855	640
Tax loss carryforwards	2,610	1,709
Fair value of financial instruments	796	610
Impairment	1,269
Asset retirement obligation	450	389
Other temporary differences (mainly contingencies provisions)	686	794
Total Assets	6,666	4,142
Liabilities
Prepaid retirement benefit	(226)	(509)
Fair value adjustments in business combinations	(5,622)	(7,311)
Other temporary differences	(326)	(463)
Total Liabilities	(6,174)	(8,283)
Valuation allowance
Beginning balance	(919)	(110)
Translation adjustments	10
Change in allowance	(1,328)	809
Ending balance	(1,444)	(919)	(110)
Net non-current deferred tax liabilities	(952)	(5,060)
Asset	2,886	594
Liabilities	(3,538)	(5,654)
Net non-current deferred tax liabilities	$ (952)	$ (5,060)